Financial Assets and Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Schedule of Movement in Non-Current Financial Assets
The movement in investments, long-term receivables for indirect taxes, other long-term credits, deposits and guarantees, trade receivables, long-term receivables for subleases and impairment of trade receivables in 2019 and 2018, is as follows:

Millions of euros	Invest-ments	Long-term receivables for indirect taxes	Other long-term credits	Deposits and guarantees	Trade receiva-bles	Long-term receivables for subleases	Impairment of trade receivables
Balance at 12/31/17	650	190	993	2,625	638	—	(137)
First application of IFRS 9 impact	—	—	—	—	(201)	—	17
Acquisitions	65	1,625	452	66	662	—	(21)
Disposals	(24)	(166)	(497)	(728)	(148)	—	10
Translation differences	(5)	(39)	(4)	(149)	(12)	—	1
Fair value adjustments and financial updates	(115)	16	7	18	(4)	—	—
Transfers and other	2	(895)	(632)	(208)	(447)	—	12
Balance at 12/31/18	573	731	319	1,624	488	—	(118)
First application of IFRS 16 impact	—	—	—	—	—	13	—
Acquisitions	29	175	141	70	794	5	(19)
Disposals	(9)	(30)	(85)	(118)	(187)	—	10
Translation differences	—	—	3	(14)	9	—	(3)
Fair value adjustments and financial updates	7	26	(1)	7	8	—	—
Transfers and other	—	(714)	(24)	(284)	(393)	(6)	(24)
Balance at 12/31/19	600	188	353	1,285	719	12	(154)
The breakdown of financial assets and other non-current assets of the Telefónica Group at December 31, 2019 and December 31, 2018 is as follows:

Millions of euros	12/31/2019	12/31/2018
Non-current financial assets (Note 16)	6,392	6,393
Investments	600	573
Long-term receivables for indirect taxes	188	731
Other long-term credits	353	319
Deposits and guarantees	1,285	1,624
Trade receivables	719	488
Receivables for subleases	12	—
Impairment of trade receivables	(154)	(118)
Derivative financial assets (Note 19)	3,389	2,776
Other non-current assets	731	716
Contractual assets (Note 23)	138	108
Deferred expenses (Note 23)	221	191
Prepayments	372	417
Total	7,123	7,109